Other assets - Non-Readily Marketable Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Abstract]
Equity securities without readily determinable fair value, amount	$ 445	$ 264
Equity securities without readily determinable fair value, upward price adjustment, annual amount	125	105	$ 21
Equity securities without readily determinable fair value, downward price adjustment, annual amount	(8)	0	0
Equity securities without readily determinable fair value, net adjustment, annual amount	117	$ 105	$ 21
Equity securities without readily determinable fair value, upward price adjustment, cumulative amount	283
Equity securities without readily determinable fair value, downward price adjustment, cumulative amount	(12)
Equity securities without readily determinable fair value, net price adjustment, cumulative amount	$ 271